Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 15,494	$ 15,418
Less - Accumulated depreciation	(9,419)	(7,797)
Depreciated cost	6,075	7,621
Computers and software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	630	620
Laboratory equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	8,167	8,122
Furniture and office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	173	173
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 6,524	$ 6,503